Earnings per share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2011		2010		2009
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS

Net income attributed to Diana Shipping Inc.	$107,497	$107,497	$128,779	$128,779	$121,498	$121,498

Weighted average number of common shares outstanding	81,081,774	81,081,774	80,682,770	80,682,770	78,282,775	78,282,775
Incremental shares	-	42,574	-	125,462	-	102,689
Total shares outstanding	81,081,774	81,124,348	80,682,770	80,808,232	78,282,775	78,385,464

Earnings per share	$1.33	$1.33	$1.60	$1.59	$1.55	$1.55